Share-based payments - Disclosure of breakdown of the compensation expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ (6,998)	€ (5,845)	€ (12,371)	€ (12,061)
BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	(28)	0	(56)
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(71)	(68)	(137)	(68)
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(6,261)	(5,570)	(10,884)	(11,297)
Social taxes related to AGAs	€ (667)	€ (178)	€ (1,350)	€ (640)